Summary of deferred revenue (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current	$ 122	$ 120
Non-current	930	914
Total	1,049	1,034
Pharmanovia [member]
IfrsStatementLineItems [Line Items]
Current	117	115
Non-current	889	875
Total	1,003	990
NK Meditech Limited [member]
IfrsStatementLineItems [Line Items]
Current	5	5
Non-current	41	39
Total	$ 46	$ 44